CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Textual) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	109,651	109,651